Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Mutual funds	$177,136,097	$—	$—	$177,136,097
Money market funds	43,952,189	—	—	43,952,189
Webster Financial Corporation common stock	92,103,230	—	—	92,103,230
Interest-bearing cash	6	—	—	6
Common collective trusts	—	955,300,460	—	955,300,460
Total investments, at fair value	$313,191,522	$955,300,460	$—	$1,268,491,982

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Mutual funds	$160,328,568	$—	$—	$160,328,568
Money market funds	37,727,160	—	—	37,727,160
Webster Financial Corporation common stock	85,576,606	—	—	85,576,606
Interest-bearing cash	6	—	—	6
Common collective trusts	—	831,533,005	—	831,533,005
Total investments, at fair value	$283,632,340	$831,533,005	$—	$1,115,165,345